Concentrations of Risk (Details)	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021
Concentrations of Risk (Details) [Line Items]
Deposited from banks (in Dollars)	$ 0		$ 300,000
Insurance coverage of each bank	$ 250,000	$ 500,000
Accounts payable percentage	100.00%	100.00%	100.00%
Vendor concentration risk percentage				89.00%
Hong Kong [Member]
Concentrations of Risk (Details) [Line Items]
Insurance coverage of each bank	$ 64,000
Vendors One [Member]
Concentrations of Risk (Details) [Line Items]
Vendor concentration risk percentage			60.00%
Vendors Two [Member]
Concentrations of Risk (Details) [Line Items]
Vendor concentration risk percentage			27.00%
Vendors Three [Member]
Concentrations of Risk (Details) [Line Items]
Vendor concentration risk percentage			13.00%